Provisions and contingencies (Details)			12 Months Ended
	Jan. 15, 2021 USD ($) metricTonsOfFuel	Jul. 14, 2015	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Beginning balance			$ 1,381,000	$ 1,769,000
Provisions used during the year			(227,000)	(388,000)
Non-current			892,000	1,154,000
Current			262,000	227,000
Ending balance			1,154,000	1,381,000
Extension of acquired lease term		5 years
Misdelivery of fuel | metricTonsOfFuel	101,809
Amount paid for cargo finance	$ 26,367,200
Onerous contract
Disclosure of other provisions [line items]
Beginning balance			1,381,000	1,769,000
Provisions used during the year			(227,000)	(388,000)
Non-current			892,000	1,154,000
Current			262,000	227,000
Ending balance			$ 1,154,000	$ 1,381,000